Accounts payable and accrued expenses, and loss contingency (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of Accounts Payable, Accrued Expenses, and Loss Contingency [Abstract]
Accounts payable	$ 2,889	$ 2,425	$ 505
Accrued expenses	12,101	10,868	13,325
Loss contingency	0	0	95,250
Total	$ 14,990	$ 13,293	$ 109,080